Investments (Schedule of Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments
Equity investments accounted for using the equity method	$ 322,701	$ 458,463
Equity investments with readily determinable fair values	1,504	1,180
Equity investments without readily determinable fair values	156,419	179,462
Available-for-sale debt investments	63,918	21,299
Total	$ 544,542	$ 660,404